Cover	12 Months Ended
Apr. 30, 2026 shares
Document Information [Line Items]
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Amendment Flag	true
Document Period End Date	Apr. 30, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
ICFR Auditor Attestation Flag	false
Entity Registrant Name	Perpetuals.com Ltd
Entity Central Index Key	0001944399
Current Fiscal Year End Date	--04-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity File Number	001-41752
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	M0
Entity Address, Address Line One	5-7-11
Entity Address, Address Line Two	Ueno
Entity Address, City or Town	Tokyo
Entity Address, Country	JP
Entity Address, Postal Zip Code	110-0005
Entity Address, Address Line Three	Taito-ku
Entity Common Stock, Shares Outstanding	33,872,687
Amendment Description	Perpetuals.com Ltd. (the “Company”) is filing this Amendment No. 1 on Form 20-F/A (this “Amendment”) to amend its Annual Report on Form 20-F for the fiscal year ended April 30, 2026, which was originally filed with the U.S. Securities and Exchange Commission on September 15, 2026 (the “Original Filing”).The primary purpose of this Amendment is to correct minor typographic errors in the Company’s audited consolidated financial statements. Subsequent to the Original Filing, management identified errors in the following portions of the Original Filing: the consolidated balance sheets, consolidated statements of operations and comprehensive loss, the consolidated statements of cash flows, two of the Company’s risk factors, and Item 4. Information on the Company, Item 5. Operating and Financial Review and Prospects, Item 7. Major Shareholders and Related Party Transactions, Item 15. Controls and Procedures, and Item 16C. Principal Accountant Fees and Services.As a result, this Amendment updates the following sections of the Original Filing to reflect these corrections:1.Correct a typographic error on the USD value of total shareholders’ equity as of April 30, 2026.2.Correct typographic errors in the JPY and USD values of general and administrative expenses and total operating expenses for the year ended April 30, 2026.3.Correct a typographic error in the JPY value of net loss for the year ended April 30, 2026.4.The JPY and USD values for interest expense in the consolidated statements of cash flows for the year ended April 30, 2026 were inadvertently included on the line for share-based compensation expense for the aforementioned period. These amounts were moved to a separate line for interest expense.5.Correct various miscellaneous typographical errors in the footnotes.6.Correct typographical errors in the risk factor heading “We have recently transformed our business, and our transformed business has a limited operating history, which makes it difficult to evaluate our future prospects and may increase the risk that we will not be successful in executing our business strategy.”7.Correct typographical errors in Item 5. Operating and Financial Review and Prospects.8.Correct the amount of net cash used in operating activities for the year ended April 30, 2026 in the consolidated statements of cash flows, including the related non-cash adjustment of JPY2,006,307,904.9.Correct the weighted average number of ordinary shares outstanding and basic and diluted net loss per share for the year ended April 30, 2026.10.Add a subsequent events disclosure regarding related party loans.11.Add disclosures regarding the net proceeds from the issuance of pre-funded warrants and ordinary warrants and the placement agent warrants.
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	5-7-11
Entity Address, Address Line Two	Ueno
Entity Address, City or Town	Tokyo
Entity Address, Country	JP
Entity Address, Postal Zip Code	110-0005
City Area Code	+81
Local Phone Number	03-5614-0978
Contact Personnel Name	Satoshi Kobayashi
Contact Personnel Email Address	satoshi-k@e-arly.works
Entity Address, Address Line Three	Taito-ku
American depositary shares, each representing five ordinary shares
Document Information [Line Items]
Trading Symbol	PDC
Title of 12(b) Security	American depositary shares, each representing five ordinary shares
Security Exchange Name	NASDAQ
Ordinary shares
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ